Subsequent Events - Additional Information (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Feb. 28, 2023 £ / shares
Subsequent Event [Line Items]
Net Proceeds from Issuance of Private Placement | $	$ 20.3	$ 20.3
Stock issued	3,699,910
Shares Issued, price per share | £ / shares			£ 0.90
American Depository Shares
Subsequent Event [Line Items]
Stock issued	7,511,525
Shares Issued, price per share | $ / shares	$ 2.17